Fair Value Measurements (Details) - Schedule of Fair Value Hierarchy of the Valuation Inputs the Company Utilized to Determine such Fair Value	Sep. 30, 2023 USD ($)
Marketable Securities held in Trust Account:
U.S. Treasury Securities	$ 121,479,815
Liabilities
Derivative liabilities - Forward Purchase Agreement	8,890,000
Level 1 [Member]
Marketable Securities held in Trust Account:
U.S. Treasury Securities	121,479,815
Liabilities
Derivative liabilities - Forward Purchase Agreement
Level 2 [Member]
Marketable Securities held in Trust Account:
U.S. Treasury Securities
Liabilities
Derivative liabilities - Forward Purchase Agreement
Level 3 [Member]
Marketable Securities held in Trust Account:
U.S. Treasury Securities
Liabilities
Derivative liabilities - Forward Purchase Agreement	$ 8,890,000